UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  12-31-00

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                   entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:          1528 N. Tejon Street
                        Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:               President
Phone:           (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            02-12-01

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              42

Form 13F Information Table Value Total:                     168,615
                                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                                                   FORM 13F INFORMATION TABLE

                                                               SHRS OR
                                                               PRN AMT;
                                                               SH/PRN;  INVESTMENT OTHER
     NAME OF ISSUER     TITLE OF CLASS CUSIP          (X$1000) PUT/CALL DISCRETION MANAGERS   VOTING AUTHORITY
                                                                                            SOLE  SHARED     NONE
Affiliated Managers Group      Com     008252108      12,200  222,324SH   SOLE      N/A     22,040  0       200,284
Allied Cap Corp New            Com     01903Q108       7,922  379,481SH   SOLE      N/A     38,046  0       341,435
America OnLine Inc Del         Com     02364J104       3,578  102,824SH   SOLE      N/A      9,270  0        93,554
Arrow Electrs Inc.             Com     042735100       4,760  166,300SH   SOLE      N/A     19,600  0       146,700
Belco Oil & Gas Corp         Pfd Conv  077410207       1,473   80,730SH   SOLE      N/A      1,420  0        79,310
Belco Oil & Gas Corp           Com     077410108       4,453  358,066SH   SOLE      N/A     43,200  0       314,866
Bristol-Myers Sqibb Co         Com     110122108         222    3,000SH   SOLE      N/A          0  0         3,000
Clayton Homes Inc              Com     184190106       6,588  572,880SH   SOLE      N/A     66,150  0       506,730
CountryWide Cr Inds Inc Del    Com     222372104       6,742  134,166SH   SOLE      N/A     14,590  0       119,576
Covenant Trans Inc             Cl A    22284P105       4,575  425,604SH   SOLE      N/A     46,130  0       379,474
Del Monte Foods Co             Com     24522P103       3,967  547,230SH   SOLE      N/A     65,220  0       482,010
EEX Corp                     Com New   26842V207       2,267  464,980SH   SOLE      N/A     67,800  0       397,180
Equity Office Properties Tr    Com     294741103       2,934   89,936SH   SOLE      N/A      6,556  0        83,380
Equity Residential Pptys Tr Sh Ben Int 29476L107         623   11,271SH   SOLE      N/A        300  0        10,971
Exxon Mobil Corp               Com     30231G102         260    2,992SH   SOLE      N/A          0  0         2,992
First Amern Corp Calif         Com     318522307       9,061  275,620SH   SOLE      N/A     29,020  0       246,600
Franchise Fin Corp Amer        Com     351807102       4,115  176,495SH   SOLE      N/A     18,150  0       158,345
GTS Duratek Inc                Com     36237J107       2,485  397,580SH   SOLE      N/A     42,280  0       355,300
Grant Prideco Inc              Com     38821G101       2,659  121,215SH   SOLE      N/A     12,045  0       109,170
Intrawest Corporation          Com     460915200       6,006  301,266SH   SOLE      N/A     30,390  0       270,876
Kimco Realty Corp              Com     49446R109       1,836   41,557SH   SOLE      N/A      2,140  0        39,417
Manufactured Home Cmntys In    Com     564682102       1,321   45,555SH   SOLE      N/A      1,080  0        44,475
Mestek Inc                     Com     590829107       2,415  144,728SH   SOLE      N/A     12,040  0       132,688
NCI Building Sys Inc           Com     628852105       8,081  429,572SH   SOLE      N/A     41,902  0       387,670
Nabors Inds Inc                Com     629568106       7,018  118,651SH   SOLE      N/A     11,990  0       106,661
Oakwood Homes Corp             Com     674098108          62   99,790SH   SOLE      N/A     23,660  0        76,130
Palm Harbor Homes              Com     696639103       4,708  298,945SH   SOLE      N/A     31,158  0       267,787
Public Storage Inc             Com     74460D109       1,095   45,045SH   SOLE      N/A      5,130  0        39,915
Radian Group Inc               Com     750236101      12,329  164,252SH   SOLE      N/A     15,242  0       149,010
Rouse Co                       Com     779273101       5,673  222,451SH   SOLE      N/A     21,130  0       201,321
SL Green Rlty Corp             Com     78440X101         481   17,180SH   SOLE      N/A        600  0        16,580
Schuff Stl Co                  Com     808156103         424  157,930SH   SOLE      N/A     22,770  0       135,160
Security Cap Group Inc         Cl B    81413P204       5,040  251,217SH   SOLE      N/A     24,500  0       226,717
Simione Central Holdings In    Com     828654301          79   24,452SH   SOLE      N/A      2,044  0        22,408
Smithway Mtr Xpress Corp       Cl A    832653109         324  192,046SH   SOLE      N/A     19,390  0       172,656
Triad Gty Inc                  Com     895925105       6,581  198,662SH   SOLE      N/A     21,980  0       176,682
Transport Corp of Amer Inc     Com     89385P102       1,203  275,084SH   SOLE      N/A     27,398  0       247,686
USFreightways Corp             Com     916906100       6,058  201,364SH   SOLE      N/A     19,230  0       182,134
Verizon Communications         Com     92343V104         216    4,313SH   SOLE      N/A          0  0         4,313
Weatherford Intl Inc           Com     947074100       6,160  130,362SH   SOLE      N/A     10,775  0       119,587
Wells Fargo & Co New           Com     949746101       5,417   97,266SH   SOLE      N/A      8,082  0        89,184
XL Cap Ltd                     Cl A    G98255105       5,204   59,556SH   SOLE      N/A      5,720  0        53,836

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